Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Schedule of Provisions
A summary of changes to the provisions is as follows:

	Reclamation and rehabilitation (a)	Environmental fees (b)	Health plan obligations (c)	Total
As at December 31, 2023	$15,984	$5,480	$11,864	$33,328
Recognized in period	—	—	—	—
Acquisition of PSN (Note 5)	1,690	—	—	1,690
Change in assumptions	226	61	204	491
Settlement of provisions	(599)	(44)	(702)	(1,345)
Accretion expense (Note 19)	957	43	1,171	2,171
Exchange difference	(2,106)	(744)	(1,684)	(4,534)
As at December 31, 2024	$16,152	$4,796	$10,853	$31,801
Less: current portion	(2,325)	(28)	(626)	(2,979)
Non-current portion	$13,827	$4,768	$10,227	$28,822

As at December 31, 2022	$9,540	$4,299	$8,277	$22,116
Recognized in period	—	57	—	57
Change in assumptions	3,182	—	215	3,397
Settlement of provisions	(83)	(79)	(618)	(780)
Accretion expense (Note 19)	715	86	1,546	2,347
Exchange difference	2,630	1,117	2,444	6,191
As at December 31, 2023	$15,984	$5,480	$11,864	$33,328
Less: current portion	(2,194)	(65)	(691)	(2,950)
Non-current portion	$13,790	$5,415	$11,173	$30,378

Schedule of Assumptions Used to Determine the Decommissioning Provisions
The following table summarizes the assumptions used to determine the decommissioning provision:

	Expected date of expenditures	Inflation rate	Pre-tax risk-free rate
Marmato Mine	2025-2042	2.81%	11.56%
Segovia Operations	2025-2034	3.49%	11.06%
PSN	2025-2068	4.33%	8.60%